Fair Value Measurements - Private Warrant Activity (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Increase (Decrease) In Fair Value Of Warrants [Roll Forward]
Fair value of Private Warrants, beginning	$ 45,565
Fair value of Private Warrants converted to Public Warrants	(5,819)	$ (5,819)
Change in fair value of Private Warrants	(9,826)	(9,826)	$ 0
Fair value of Private Warrants, ending	$ 29,920	$ 29,920